PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2021	2022
	RMB	RMB
Motor vehicles	11	12
Office and computer equipment	5,227	5,715
Leasehold improvements	199	217
Sub-total	5,437	5,944
Less: accumulated depreciation	(2,783)	(4,038)
Total	2,654	1,906